                          SEI INSURANCE PRODUCTS TRUST

                          SEI VP Large Cap Growth Fund
                         SEI VP Core Fixed Income Fund
                          SEI VP High Yield Bond Fund
                      SEI VP Emerging Markets Equity Fund
                     SEI VP International Fixed Income Fund

                    Supplement Dated August 19, 2002 to the
                  Class A Shares Prospectus Dated May 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

SEI VP LARGE CAP GROWTH FUND

The Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed McKinley Capital Management, Inc. ("McKinley Capital"), as an additional Sub-Adviser to the Trust's SEI VP Large Cap Growth Fund. McKinley Capital was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on June 26, 2002 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on February 1, 2000, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating McKinley Capital, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and written information from McKinley Capital. SIMC recommended the selection of McKinley Capital and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of McKinley Capital and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing McKinley Capital, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the SEI VP Large Cap Growth Fund; (2) the distinct investment objective and policies of the SEI VP Large Cap Growth Fund;
(3) the history, reputation, qualification and background of McKinley Capital's personnel and its financial condition; (4) its performance record; and
(5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to McKinley Capital, including any benefits to be received by McKinley Capital or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and McKinley Capital relating to the SEI VP Large Cap Growth Fund, McKinley Capital makes investment decisions for the assets of the SEI VP Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the SEI VP Large Cap Growth Fund's investment programs with respect to these assets. McKinley Capital is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the SEI VP Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).
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Listed below are the names and principal occupations of the directors and principal executive officer of McKinley Capital. The address of McKinley Capital and the principal business address of such individuals, as it relates to their respective positions at McKinley Capital, is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

NAME                                                                                                            TITLE
---------------------------------------------------------------------------------------------------------------------
Robert B. Gillam                                               President, Chief Investment Officer and Director
---------------------------------------------------------------------------------------------------------------------
Diane Wilke                                                    Executive Vice President, Chief Operating Officer and
                                                               Director
---------------------------------------------------------------------------------------------------------------------
Tamara Leitis                                                  Assistant Vice President
---------------------------------------------------------------------------------------------------------------------
B. Thomas Willison                                             Director
---------------------------------------------------------------------------------------------------------------------
Gregory O'Keefe                                                Controller
---------------------------------------------------------------------------------------------------------------------

McKinley Capital was founded in 1990 and is wholly-owned by an employee.

SIMC will pay McKinley Capital a fee based on a percentage of the average daily value of the assets of the SEI VP Large Cap Growth Fund assigned to McKinley Capital.

In connection with the appointment of McKinley Capital as Sub-Adviser to the SEI VP Large Cap Growth Fund, the "Sub-Advisers" Section on page 42 of the Prospectus is amended by inserting the following paragraph relating to McKinley
Capital:

MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the SEI VP Large Cap Growth Fund. As of August 19, 2002, no assets were allocated to McKinley Capital at any time. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as Portfolio Managers for a portion of the assets of the SEI VP Large Cap Growth Fund.
Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience.
Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Duncan-Hurst Capital Management ("Duncan-Hurst") as a Sub-Adviser to the SEI VP Large Cap Growth Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Duncan-Hurst based on the departure of Duncan-Hurst's large cap growth portfolio manager for the SEI VP Large Cap Fund. This termination does not require shareholder approval.

                      ------------------------------------

SEI VP CORE FIXED INCOME FUND

At the same Quarterly Meeting, the Trustees appointed Metropolitan West Asset Management ("MWAM") as an additional Sub-Adviser to the Trust's SEI VP Core Fixed Income Fund. MWAM's appointment does not require shareholder approval.

In evaluating MWAM, the Trustees received written and oral information from both SIMC and MWAM. SIMC recommended the selection of MWAM and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of MWAM and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing MWAM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the SEI VP Core Fixed Income Fund; (2) the distinct investment objective and policies of the SEI VP Core Fixed Income Fund; (3) the history, reputation, qualification and background of MWAM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to MWAM, including any benefits to be received by MWAM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and MWAM relating to the SEI VP Core Fixed Income Fund, MWAM makes investment decisions for the assets of the SEI VP Core Fixed Income Fund allocated to it by SIMC, and continuously reviews, supervises and administers the SEI VP Core Fixed Income Fund's investment programs with respect to these assets. MWAM
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is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the SEI VP Core Fixed Income Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the directors and principal executive officer of MWAM. The address of MWAM and the principal business address of such individuals, as it relates to their respective positions at MWAM, is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

NAME                                                                                                            TITLE
---------------------------------------------------------------------------------------------------------------------
Scott Dubchansky                                               Chief Executive Officer, Partner
---------------------------------------------------------------------------------------------------------------------
Tad Rivelle                                                    Chief Investment Officer, Partner
---------------------------------------------------------------------------------------------------------------------
Laird Landmann                                                 Portfolio Manager, Partner
---------------------------------------------------------------------------------------------------------------------
David Lippman                                                  Portfolio Manager, Partner
---------------------------------------------------------------------------------------------------------------------
Steve Kane                                                     Portfolio Manager, Partner
---------------------------------------------------------------------------------------------------------------------
Chris Scibelli                                                 Director of Marketing, Partner
---------------------------------------------------------------------------------------------------------------------
Patrick Moore                                                  Director of Client Services
---------------------------------------------------------------------------------------------------------------------
Joseph Hattesohl                                               Chief Financial Officer
---------------------------------------------------------------------------------------------------------------------
Lara Mulpagano                                                 Chief Operating Officer
---------------------------------------------------------------------------------------------------------------------
Cal Rivelle                                                    Chief Technology Officer
---------------------------------------------------------------------------------------------------------------------
Jay Menvielle                                                  Controller
---------------------------------------------------------------------------------------------------------------------
MWFIN                                                          Minority Partner
---------------------------------------------------------------------------------------------------------------------

MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

SIMC will pay MWAM a fee based on a percentage of the average daily value of the assets of the SEI VP Core Fixed Income Fund assigned to MWAM.

In connection with the appointment of MWAM as Sub-Adviser to the SEI VP Core Fixed Income Fund, the "Sub-Advisers" Section on page 47 of the Prospectus is amended by inserting the following paragraph relating to MWAM:

METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser for a portion of the assets of the SEI VP Core Fixed Income Fund. As of August 19, 2002, no assets were allocated to MWAM. However, SIMC may allocate assets to MWAM at any time. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manage the portion of the SEI VP Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Mssrs. Landmann, Kane, and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Robert W. Baird & Company, Inc. ("Baird") as a Sub-Adviser to the SEI VP Core Fixed Income Fund at the Meeting of the Board of Trustees held on
June 26, 2002. The Board determined to terminate Baird based on an analysis of
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Baird's investment process and a structural change within the Fund as presented to the Board by SIMC. This termination does not require shareholder approval.

                      ------------------------------------

SEI VP HIGH YIELD BOND FUND

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Credit Suisse Asset Management, LLC ("CSAM") as a Sub-Adviser to the SEI VP High Yield Bond Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate CSAM based on an analysis of CSAM's investment process as presented to the Board by SIMC. This termination does not require shareholder approval.

                      ------------------------------------

SEI VP EMERGING MARKETS EQUITY FUND

At the same Quarterly Meeting, the Trustees appointed Alliance Capital Management L.P. ("Alliance") as an additional Sub-Adviser to the Trust's SEI VP Emerging Markets Equity Fund. Alliance's appointment does not require shareholder approval.

In evaluating Alliance, the Trustees received written and oral information from both SIMC and Alliance. SIMC recommended the selection of Alliance and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Alliance and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Alliance, the Trustees carefully evaluated:
(1) the nature and quality of the services expected to be rendered to the SEI VP Emerging Markets Equity Fund; (2) the distinct investment objective and policies of the SEI VP Emerging Markets Equity Fund; (3) the history, reputation, qualification and background of Alliance's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Alliance, including any benefits to be received by Alliance or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Alliance relating to the SEI VP Emerging Markets Equity Fund, Alliance makes investment decisions for the assets of the SEI VP Emerging Markets Equity Fund allocated to it by SIMC, and continuously reviews, supervises and administers the SEI VP Emerging Markets Equity Fund's investment programs with respect to these assets. Alliance is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the SEI VP Emerging Markets Equity Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the directors and principal executive officer of Alliance. The address of Alliance and the principal business address of such individuals, as it relates to their respective positions at Alliance, is 1345 Avenue of the Americas, New York, New York 10105.

NAME                                                                                                            TITLE
---------------------------------------------------------------------------------------------------------------------
David R. Brewer, Jr.                                           Sr. Vice President & General Counsel
---------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                                               Chairman & CEO
---------------------------------------------------------------------------------------------------------------------
Kathleen A. Corbet                                             Executive Vice President & Director
---------------------------------------------------------------------------------------------------------------------
Alfred Harrison                                                Vice Chairman
---------------------------------------------------------------------------------------------------------------------
Richard Hertog                                                 Vice Chairman
---------------------------------------------------------------------------------------------------------------------
Christopher Condron                                            Director
---------------------------------------------------------------------------------------------------------------------
Gerald M. Lieberman                                            Executive VP, Finance and Operations Director
---------------------------------------------------------------------------------------------------------------------
Lewis A. Sanders                                               Vice Chairman & CIO
---------------------------------------------------------------------------------------------------------------------
Dave H. Williams                                               Chairman Emeritus
---------------------------------------------------------------------------------------------------------------------

Alliance is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA
Financial, Inc. ("AXA Financial") is the general partner. Alliance Capital Management Holding L.P. ("Alliance Holding") owns approximately 30% of the outstanding units of limited partnership interest in Alliance ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of September 30, 2001, AXA Financial, together with ACMC and certain of its wholly-owned subsidiaries, beneficially owned approximately 2% of the outstanding Alliance Units representing an approximate 53% economic interest in Alliance. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French insurance holding company.

SIMC will pay Alliance a fee based on a percentage of the average daily value of the assets of the SEI VP Emerging Markets Equity Fund assigned to Alliance.

In connection with the appointment of Alliance as Sub-Adviser to the SEI VP Emerging Markets Equity Fund, the "Sub-Advisers" Section on page 46 of the Prospectus is amended by inserting the following paragraph relating to Alliance:

ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund. A committee of investment professionals at Alliance manages a portion of the assets of the SEI VP Emerging Markets Equity Fund.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Schroder Investment North America Inc. ("Schroders") as a Sub-Adviser to the SEI VP Emerging Markets Equity Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Schroders based on turnover of several key investment staff in the Schroders' emerging market equity team and an analysis of performance presented to the Board by SIMC. This termination does not require shareholder approval.

                      ------------------------------------

SEI VP INTERNATIONAL FIXED INCOME FUND

At the same Quarterly Meeting, the Trustees appointed Fischer Francis Trees & Watts, Inc. ("Fischer Francis") and three of its affiliates, Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha (together with Fischer Francis, "FFTW") as additional Sub-Advisers to the Trust's SEI VP International Fixed Income Fund. FFTW's appointment does not require shareholder approval.

In evaluating FFTW, the Trustees received written and oral information from both SIMC and FFTW. SIMC recommended the selection of FFTW and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of FFTW and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing FFTW, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the SEI VP International Fixed Income Fund; (2) the distinct investment objective and policies of the SEI VP International Fixed Income Fund; (3) the history, reputation, qualification and background of FFTW's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to FFTW, including any benefits to be received by FFTW or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and FFTW relating to the SEI VP International Fixed Income Fund, FFTW makes investment decisions for the assets of the SEI VP International Fixed Income Fund allocated to it by SIMC, and continuously reviews, supervises and administers the SEI VP International Fixed Income Fund's investment programs with respect to these assets. FFTW is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the SEI VP International Fixed Income Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until June 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the directors and principal executive officer of FFTW. The address of FFTW and the principal business address of such individuals, as it relates to their respective positions at FFTW, is 200 Park Avenue, 46th Floor, New York, New York 10166.

NAME                                                                  COMPANY                                      TITLE
------------------------------------------------------------------------------------------------------------------------
Liaquat Ahamed                             Fischer Francis Trees &                    President and Chief Executive
                                           Watts, Inc.                                Officer
------------------------------------------------------------------------------------------------------------------------
                                           Fischer Francis Trees & Watts              Chief Executive Officer
------------------------------------------------------------------------------------------------------------------------
Stephen Casper                             Fischer Francis Trees &                    Vice President and Treasurer
                                           Watts, Inc.
------------------------------------------------------------------------------------------------------------------------
                                           Fischer Francis Trees & Watts              Chief Operating Officer
------------------------------------------------------------------------------------------------------------------------
                                           Fischer Francis Trees & Watts              Statutory Auditor
                                           Kabushiki Kaisha
------------------------------------------------------------------------------------------------------------------------
                                           Fischer Francis Trees & Watts              Director
                                           (Singapore) Pte Ltd
------------------------------------------------------------------------------------------------------------------------
Robin Meister                              Fischer Francis Trees &                    Secretary
                                           Watts, Inc.
------------------------------------------------------------------------------------------------------------------------
                                           Fischer Francis Trees & Watts              Secretary
------------------------------------------------------------------------------------------------------------------------
John Olcay                                 Fischer Francis Trees & Watts              Chairman and Director
                                           Kabushiki Kaisha
------------------------------------------------------------------------------------------------------------------------
                                           Fischer Francis Trees & Watts              Chairman and Director
                                           (Singapore) Pte. Ltd.
------------------------------------------------------------------------------------------------------------------------
Simon Hard                                 Fischer Francis Trees & Watts              President and Representative
                                           Kabushiki Kaisha                           Director
------------------------------------------------------------------------------------------------------------------------
Ken Katayama                               Fischer Francis Trees & Watts              Vice President and Representative
                                           Kabushiki Kaisha                           Director
------------------------------------------------------------------------------------------------------------------------
Larry Krause                               Fischer Francis Trees & Watts              Director
                                           Kabushiki Kaisha
------------------------------------------------------------------------------------------------------------------------
Stephen Francis                            Fischer Francis Trees & Watts              Director
                                           (Singapore) Pte. Ltd.
------------------------------------------------------------------------------------------------------------------------
Roy Wei-Chien Diao                         Fischer Francis Trees & Watts              Director
                                           (Singapore) Pte. Ltd.
------------------------------------------------------------------------------------------------------------------------

Fischer Francis is a New York corporation founded in 1972. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in turn is owned by 19 employees and one institutional shareholder, BNP Paribas. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis.

SIMC will pay FFTW a fee based on a percentage of the average daily value of the assets of the SEI VP International Fixed Income Fund assigned to FFTW.

In connection with the appointment of FFTW as Sub-Adviser to the SEI VP International Fixed Income Fund, the "Sub-Advisers" Section on page 48 of the Prospectus is amended by inserting the following paragraph relating to FFTW:

FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES: Fischer Francis Trees & Watts, Inc., a New York Corporation located at 200 Park Avenue, 46th Floor, New York, New York 10166, and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") serve as Sub-Adviser to the SEI VP International Fixed Income Fund. FFTW's Investment Strategy Group is responsible for determining the investment strategy of the SEI VP International Fixed Income Fund. Richard Williams, Portfolio Manager and Managing Director of FFTW, serves as portfolio manager for the SEI VP International Fixed Income Fund.
Mr. Williams joined FFTW in 1995 and has 8 years of investment experience.

                      ------------------------------------

The Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, voted to terminate Stategic Fixed Income, L.L.C. ("Strategic") as a Sub-Adviser to the SEI VP International Fixed Income Fund at the Meeting of the Board of Trustees held on June 26, 2002. The Board determined to terminate Strategic based on an analysis of Strategic's investment process. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE